Segmental information - Summary of Information by Reportable Segment - Result (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of reportable segments [line items]
Total revenue	$ 5,189	$ 4,923		$ 4,624
Operating exceptional items	1,198	1,041		1,066
Net financial expenses	(153)	(115)		(87)
Foreign exchange gains/(losses)	37	(25)	[1]	35	[1]
Remeasurement of contingent purchase consideration	(8)	(4)		(4)
Profit before tax	1,074	897		1,010
Tax	(315)	(269)		(260)
Profit for the year	759	628		750
Operating segments
Disclosure of reportable segments [line items]
Total revenue	2,468	2,312		2,164
Operating segments | Before exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	1,265	1,124		1,019
Unallocated amounts
Disclosure of reportable segments [line items]
Total revenue	2,721	2,611		2,460
Material reconciling items | Exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	(21)	0		28
Material reconciling items | System Fund and reimbursable result | Exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	(46)	(83)		19
Americas | Exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	(2)	4		27
Americas | Operating segments
Disclosure of reportable segments [line items]
Total revenue	1,129	1,141		1,105
Americas | Operating segments | Before exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	836	828		815
EMEAA | Exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	(13)	(4)		1
EMEAA | Operating segments
Disclosure of reportable segments [line items]
Total revenue	811	748		677
EMEAA | Operating segments | Before exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	303	270		215
Greater China | Operating segments
Disclosure of reportable segments [line items]
Total revenue	165	161		161
Greater China | Operating segments | Before exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	99	98		96
Central | Exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	(6)	0		0
Central | Operating segments
Disclosure of reportable segments [line items]
Total revenue	363	262		221
Central | Operating segments | Before exceptional items
Disclosure of reportable segments [line items]
Operating exceptional items	$ 27	$ (72)		$ (107)

[1]	In 2025, foreign exchange gains/(losses) have been presented on a separate line. The 2024 and 2023 amounts were previously presented within ‘Financial expenses’.